9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
Borrowed Funds Tables
Outstanding advances
	2016	2015
Long-Term Advances(1)
FHLBB term advance, 0.00%, due February 26, 2021	$350,000	$0
FHLBB term advance, 0.00%, due September 22, 2023	200,000	0
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	0
	1,550,000	0

Short-Term Advances
FHLBB term advances, 0.77% and 0.48% fixed rate, due February 08,
2017 and February 26, 2016, respectively	10,000,000	10,000,000
FHLBB term advance 0.77% fixed rate, due February 24, 2017	10,000,000	0
FHLBB term advance 0.92% fixed rate, due June 14, 2017	10,000,000	0
	30,000,000	10,000,000

Total Advances	$31,550,000	$10,000,000